Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
U.S.	$ 59,583	$ 40,375	$ 61,279
State	(1,530)	2,234	5,083
Foreign	3	33	15
Total current taxes	58,056	42,642	66,377
Deferred
U.S.	(1,692)	7,928	(2,296)
State	(125)	(5)	(3)
Total deferred taxes	(1,819)	7,923	(2,299)
Total income taxes	$ 56,239	$ 50,565	$ 64,078